SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 2.8%

Alimentation Couche-Tard Inc.	1,160,024	$45,249

Canadian National Railway Co.	966,173	108,680

		153,929

China — 1.0%

Beijing Capital International Airport Co. Ltd., Class H [1]	56,452,000	38,490

Tencent Holdings Ltd.	314,300	14,195

		52,685

France — 16.4%

Air Liquide SA	750,923	100,822

Alstom S.A.	4,929,401	111,529

Amundi S.A.	24,948	1,365

AXA SA	4,217,843	95,739

BNP Paribas SA	856,756	40,731

Carrefour SA	2,237,063	39,584

Danone SA	2,266,142	126,483

Pernod Ricard SA	320,024	58,790

Sanofi	1,314,760	132,738

TotalEnergies SE	1,607,177	84,836

Valeo	1,784,980	34,465

Vinci S.A.	881,941	78,523

		905,605

Germany — 7.4%

Bayer AG	1,314,423	78,129

Deutsche Telekom AG	2,901,846	57,615

RWE AG	2,638,033	96,980

SAP SE	1,672,723	152,383

Siemens AG	213,153	21,687

		406,794

Hong Kong — 1.9%

Sands China Ltd. [1]	43,236,000	103,148

Ireland — 1.5%

Ryanair Holdings PLC ADR [1]	1,230,398	82,744

Italy — 6.3%

Enel SpA	29,415,124	160,910

UniCredit SpA	19,921,230	189,246

		350,156

Japan — 7.7%

FANUC Corp.	1,050,800	164,497

Murata Manufacturing Co. Ltd.	1,382,600	75,367

Sumitomo Mitsui Financial Group Inc.	1,968,800	58,507

Takeda Pharmaceutical Co. Ltd.	4,483,600	126,167

		424,538

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Netherlands — 4.6%

Akzo Nobel NV	1,343,133	$88,140

ING Groep NV	9,134,824	90,282

Koninklijke Philips NV	3,510,801	75,625

		254,047

South Korea — 3.5%

Samsung Electronics Co. Ltd.	3,400,410	149,279

SK Hynix Inc.	617,771	43,297

		192,576

Spain — 8.2%

Aena SME S.A. [1]	674,919	85,758

Amadeus IT Group S.A. [1]	2,803,110	156,159

Banco Bilbao Vizcaya Argentaria S.A.	7,625,907	34,608

CaixaBank SA	11,759,335	40,876

Iberdrola S.A.	5,094,386	52,832

Industria de Diseno Textil S.A.	3,641,986	82,401

		452,634

Sweden — 1.5%

Swedbank AB	6,323,234	79,923

Switzerland — 8.0%

Cie Financiere Richemont SA, Class A	216,711	23,075

Credit Suisse Group AG	6,589,736	37,413

Novartis AG	1,863,458	157,818

Roche Holding AG	431,209	143,887

Zurich Insurance Group AG	187,995	81,763

		443,956

United Kingdom — 27.5%

AstraZeneca PLC	1,048,313	137,820

Balfour Beatty PLC	6,033,980	18,672

Barclays PLC	54,259,176	101,135

BP PLC	14,893,173	70,397

British American Tobacco PLC	1,875,885	80,368

Compass Group PLC	5,485,386	112,180

GSK PLC	3,084,044	66,284

Prudential PLC	13,732,153	169,836

Reckitt Benckiser Group PLC	2,029,498	152,430

RELX PLC (EUR)	2,367,018	64,048

RELX PLC (GBP)	2,258,330	61,194

Rolls-Royce Holdings PLC [1]	203,620,941	205,606

Shell PLC	2,336,227	60,827

Unilever PLC	3,482,083	157,724

WH Smith PLC [1]	3,467,105	59,340

		1,517,861

Total Common Stock

(Cost $6,209,707) — 98.3%		5,420,596

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2022 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.359% **	17,334,678	$17,335

Total Short-Term Investment

(Cost $17,335) — 0.3%		17,335

Total Investments — 98.6%

(Cost $6,227,042)		5,437,931

Other Assets in Excess of Liabilities — 1.4%		78,890

Net Assets — 100.0%		$5,516,821

*	Except for per share data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.

1	Non-income producing security.

ADR	American Depositary Receipt

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-3600